Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Expenses	Income tax expenses comprised of:
	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Current	18	—	—
Deferred	—	—	—
	18	—	—

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2024 and 2025 applicable to the PRC operations to income tax expense were as follows:

	For the six months ended June 30,
	2024	2025
Statutory income tax rate	25.00%	25.00%
Income tax exemptions and reliefs	12.89%	(14.52)%
Income tax difference under different tax jurisdictions	(1.27)%	(4.84)%
Non-deductible expense	0.12%	(0.18)%
Development & research expense	(38.38)%	38.27%
Prior year loss carry forward	(15.80)%	—
Effect of change in valuation allowance	17.37%	(43.73)%
Income tax expense	(0.07)%	—

Schedule of Deferred Tax Assets and Liabilities	Significant component of deferred tax assets and liabilities are as follows:
	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	38,955	44,243	6,176
Valuation allowance	(38,955)	(44,243)	(6,176)
Total deferred tax assets	—	—	—